FAIR VALUE MEASUREMENTS AND DERIVATIVE INSTRUMENTS (Credit Risk) (Detail) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
FV of derivative instruments in net liability position with credit risk related features	$ 27,000,000	$ 21,000,000	$ 5,000,000
Collateral Held from Counterparties	0	0
Additional collateral if credit-risk contingent features are triggered	27,000,000	21,000,000
Collateral Already Posted, Aggregate Fair Value		0
Letters of Credit Outstanding, Amount		1,000,000
Cash Collateral [Member]
Derivative [Line Items]
Collateral Already Posted, Aggregate Fair Value	0
Line of Credit Collateral [Member]
Derivative [Line Items]
Collateral Already Posted, Aggregate Fair Value	$ 500,000